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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: /MARCH 31, 2002/

Check here if Amendment / /             Amendment No.:_________________________
      This Amendment (Check only one)   / / is a restatement
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        /PEGASUS INVESTMENTS, INC./
Address:     /141 PORTLAND STREET, SUITE 300/
             /BOSTON, MA 02114/

Form 13F File Number:   /    /

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: /BRIAN M.O. KOPPERL/
Title: /MANAGING DIRECTOR/
Phone: /(617) 367-8500/

Signature, place and date of signing:

/s/ /BRIAN M.O. KOPPERL/  /BOSTON, MA/      /4/8/02/

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Column 1           Column 2       Column 3    Column 4  Column 5             Column 6   Column 7    Column 8
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                                               VALUE    SHRS OR    SH/PUT    INVSTMT     OTHER       VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP       (X1000)   PRN AMT    PRN CALL  DSCRETN    MANAGERS    SOLE        SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
ELAN PLC             RIGHT        G29539148     185     3088181    SH          SOLE                 3088181

AT&T CORP             COM           1957109    6313      402116    SH          SOLE                  402116

ALBERTA ENERGY LTD    COM          12873105    6146      140000    SH          SOLE                  140000

ASSOCIATED MATLS INC  COM          45709102    2065       40485    SH          SOLE                   40485

AVANT CORP            COM          53487104    4739      235000    SH          SOLE                  235000

BANK UTD CORP
  LITIGATN CONT      RIGHT         65416117      26      201473    SH          SOLE                  201473

COLLATERAL
  THERAPEUTICS        COM          1.94E+08    1021       98700    SH          SOLE                   98700

COMPAQ COMPUTER CORP  COM          2.04E+08    6662      637497    SH          SOLE                  637497

CONECTIV INC          COM          2.07E+08    9735      391121    SH          SOLE                  391121

CONESTOGA ENTERPRISES
  INC                 COM          2.07E+08    2030       67077    SH          SOLE                   67077

CONOCO INC            COM          2.08E+08    4221      144666    SH          SOLE                  144666

DIGENE CORP           COM          2.54E+08    5958      166665    SH          SOLE                  166665

ELANTEC
  SEMICONDUCTOR INC   COM          2.84E+08    5239      122500    SH          SOLE                  122500

FUSION MED
  TECHNOLOGIES INC    COM          3.61E+08    3073      313900    SH          SOLE                  313900

GENERAL MTRS CORP     CLH           3.7E+08    1645      100000    SH          SOLE                  100000

GENTIVA HEALTH
  SERVICES INC        COM         37247A102    7489      302467    SH          SOLE                  302467

HEWLETT PACKARD CO    COM         4D799W9D6       8      150000   CALL         SOLE                  150000

IMMUNEX CORP NEW      COM          4.53E+08    6186      204434    SH          SOLE                  204434

IVEX PACKAGING
  CORP DEL            COM          4.66E+08    3204      139800    SH          SOLE                  139800

JP REALTY INC         COM         46624A106    1739       65000    SH          SOLE                   65000

MCAFEE COM CORP       CLA          5.79E+08     754       45800    SH          SOLE                   45800

NRG ENERGY INC        COM          6.29E+08    2413      200000    SH          SOLE                  200000

ONI SYSTEMS CORP      COM         68273F103    6423     1041000    SH          SOLE                 1041000

OSCA INC              CLA          6.88E+08    3658      131300    SH          SOLE                  131300

PRI AUTOMATION INC    COM         69357H106    2193       94100    SH          SOLE                   94100

PENNZOIL-QUAKER
  STATE COMPAN        COM          7.09E+08    4113      191590    SH          SOLE                  191590

PETROLEUM GEO-SVCS
  A/S               SPONS ADR      7.17E+08    4816      739700    SH          SOLE                  739700

R G S ENERGY
  GROUP INC           COM         74956K104   10247      261067    SH          SOLE                  261067

SECURITY CAP
  GROUP INC           CLB         81413P204    9185      360610    SH          SOLE                  360610

TRW INC               COM         872649108    3486       67729    SH          SOLE                   67729

WACKENHUT CORP        COM S       929794105    3310      100000    SH          SOLE                  100000
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                             FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total:     $128,282 (in thousands)

List of Other Included Managers:
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Provide a numbered list of the name(s)) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.